Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Acuitas Small Cap Active ETF
Shareholder Report [Line Items]
Fund Name	Acuitas Small Cap Active ETF
Class Name	Acuitas Small Cap Active ETF
Trading Symbol	AIMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Acuitas Small Cap Active ETF for the period of February 10, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://acuitasfunds.com/acuitas-small-cap-active-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://acuitasfunds.com/acuitas-small-cap-active-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Acuitas Small Cap Active ETF	$32	0.75%
[1],[2]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.75%
Material Change Date	Apr. 30, 2026
Net Assets	$ 91,473,320
Holdings Count | $ / shares	284
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$91,473,320
Number of Holdings	284
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Industries	(% of net assets)
Banks	10.9%
Software and Computer Services	9.9%
Medical Equipment and Services	7.2%
Technology Hardware and Equipment	6.1%
Oil, Gas and Coal	5.7%
Construction and Materials	5.6%
Pharmaceuticals and Biotechnology	4.1%
Health Care Providers	3.6%
Industrial Transportation	3.1%
Industrial Support Services	2.8%

Top 10 Issuers	(% of net assets)
PDF Solutions, Inc.	2.3%
Ligand Pharmaceuticals, Inc.	1.9%
First American Government Obligations Fund	1.8%
Covenant Logistics Group, Inc.	1.3%
Triumph Financial, Inc.	1.2%
Preformed Line Products Co.	1.2%
Metropolitan Bank Holding Corp.	1.0%
Digi International, Inc.	1.0%
UFP Technologies, Inc.	1.0%
Kodiak Gas Services, Inc.	1.0%

Material Fund Change [Text Block]
Material Fund Changes
Changes to Fund’s Adviser or Subadviser:
Model Portfolio Adviser Updates
Diamond Hill Capital Management, LLC
Effective April 30, 2026, the Board of Trustees of Series Portfolios Trust unanimously reapproved Diamond Hill Capital Management, LLC (“Diamond Hill”) as a model portfolio provider for the Fund.
The reapproval was required because Diamond Hill Investment Group, Inc., the parent of Diamond Hill, First Eagle Investment Management, LLC (“First Eagle”), and Soar Christopher Holding, Inc. entered into an Agreement and Plan of Merger on December 10, 2025, pursuant to which Diamond Hill became a wholly owned subsidiary of First Eagle. As a result of the transaction, Diamond Hill experienced a change of control, which caused the automatic termination of the current investment subadvisory agreement between Diamond Hill and Acuitas on behalf of the Fund.
Pacific Ridge Capital Partners, LLC
Effective April 30, 2026, the Board of Trustees of Series Portfolios Trust unanimously reapproved Pacific Ridge Capital Partners, LLC (“Pacific Ridge”) as a model portfolio provider for the Fund.
The reapproval was required following an internal reallocation of ownership interests among the owners of Pacific Ridge, resulting in a change of controlling interest. The transaction therefore resulted in a change of control of Pacific Ridge, which constituted an assignment within the meaning of the 1940 Act and caused the automatic termination of the current investment subadvisory agreement between Pacific Ridge and Acuitas on behalf of the Fund.
Other Material Fund Changes:
The Fund’s investment adviser,  Acuitas Investments LLC, has removed the in-kind designation of the Fund as of July 17, 2026.

Material Fund Change Adviser [Text Block]	Model Portfolio Adviser Updates
Diamond Hill Capital Management, LLC
Effective April 30, 2026, the Board of Trustees of Series Portfolios Trust unanimously reapproved Diamond Hill Capital Management, LLC (“Diamond Hill”) as a model portfolio provider for the Fund.
The reapproval was required because Diamond Hill Investment Group, Inc., the parent of Diamond Hill, First Eagle Investment Management, LLC (“First Eagle”), and Soar Christopher Holding, Inc. entered into an Agreement and Plan of Merger on December 10, 2025, pursuant to which Diamond Hill became a wholly owned subsidiary of First Eagle. As a result of the transaction, Diamond Hill experienced a change of control, which caused the automatic termination of the current investment subadvisory agreement between Diamond Hill and Acuitas on behalf of the Fund.
Pacific Ridge Capital Partners, LLC
Effective April 30, 2026, the Board of Trustees of Series Portfolios Trust unanimously reapproved Pacific Ridge Capital Partners, LLC (“Pacific Ridge”) as a model portfolio provider for the Fund.
The reapproval was required following an internal reallocation of ownership interests among the owners of Pacific Ridge, resulting in a change of controlling interest. The transaction therefore resulted in a change of control of Pacific Ridge, which constituted an assignment within the meaning of the 1940 Act and caused the automatic termination of the current investment subadvisory agreement between Pacific Ridge and Acuitas on behalf of the Fund.
Updated Prospectus Web Address	https://acuitasfunds.com/acuitas-small-cap-active-etf/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the full six-month period.